Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Apr. 30, 2022		Jan. 31, 2022		Oct. 31, 2021		Jan. 31, 2021
Assets:
Precious metals		$ 1,056		$ 527		$ 755
Trading assets
Loans		8,483		8,494		8,113
Securities		123,413		143,021		137,148
Other		1,748		1,432		1,051
Derivative financial instruments
Derivative Financial Assets		54,608		40,655		42,302
Liabilities:
Deposits		876,554		851,045		797,259		$ 797,259
Financial liabilities designated at fair value through profit or loss		21,927		23,979		22,493
Obligations related to securities sold short		44,620		46,133		40,954
Derivative financial instruments
Derivative Financial Liabilities		57,123		39,697		42,203
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals		1,056		527		755
Trading assets
Assets	[1]	133,644		152,947		146,312
Investment securities
Investment securities	[2]	83,788		64,123		57,042
Derivative financial instruments
Derivative Financial Assets		54,608		40,655		42,302
Liabilities:
Deposits		106		174		175
Financial liabilities designated at fair value through profit or loss		21,927		23,979		22,493
Obligations related to securities sold short		44,620		46,133		40,954
Derivative financial instruments
Derivative Financial Liabilities		57,123		39,697		42,203
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[1]	8,483		8,494		8,113
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	11,346		9,854		13,114
Investment securities
Investment securities		9,711	[2]	8,404	[2]	5,804	[3]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	8,608		8,974		9,854
Investment securities
Investment securities		5,201	[2]	5,343	[2]	5,155	[3]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	7,652		9,649		6,823
Investment securities
Investment securities		35,534	[2]	16,163	[2]	13,637	[3]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	9,182		8,218		9,688
Investment securities
Investment securities		26,467	[2]	28,169	[2]	26,689	[3]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,738	[1]	11,722	[1]	11,820	[3]
Investment securities
Investment securities		1,502	[2]	1,201	[2]	1,356	[3]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	74,887		94,604		85,849
Investment securities
Investment securities		5,373	[2]	4,843	[2]	4,401	[3]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[1]	1,748		1,432		1,051
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,931		12,570		13,125
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		26,027		16,833		18,293
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,550		4,318		3,718
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		487		342		245
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,613		6,592		6,921
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,842		13,511		13,163
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27,261		17,374		18,171
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,434		3,437		5,050
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27		26		30
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		8,559		5,349		5,789
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[1]	96,738		116,930		110,000
Investment securities
Investment securities		44,121	[2]	22,632	[2]	17,480	[3]
Derivative financial instruments
Derivative Financial Assets		251		334		184
Liabilities:
Obligations related to securities sold short		38,131		38,114		35,487
Derivative financial instruments
Derivative Financial Liabilities		524		364		307
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	7,630		6,228		9,272
Investment securities
Investment securities		5,011	[2]	3,992	[2]	1,125	[3]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	4,000		3,935		5,556
Investment securities
Investment securities		1,711	[2]	1,336	[2]	1,937	[3]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	7,552		9,601		6,760
Investment securities
Investment securities		33,515	[2]	13,925	[2]	11,462	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	76		159		129
Investment securities
Investment securities		189	[2]	153	[2]	67	[3]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	2,667		2,529		2,595
Investment securities
Investment securities		36	[2]	69	[2]	10	[3]
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	74,813		94,478		85,688
Investment securities
Investment securities		3,659	[2]	3,157	[2]	2,879	[3]
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		251		334		184
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		524		364		307
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals		1,056		527		755
Trading assets
Assets	[1]	36,902		36,012		36,271
Investment securities
Investment securities		38,109	[2]	39,996	[2]	38,214	[3]
Derivative financial instruments
Derivative Financial Assets		54,312		40,292		42,096
Liabilities:
Deposits		106		174		175
Financial liabilities designated at fair value through profit or loss		21,840		23,842		22,354
Obligations related to securities sold short		6,487		8,017		5,467
Derivative financial instruments
Derivative Financial Liabilities		56,580		39,304		41,875
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,483	[4]	8,494	[1]	8,113	[1]
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,716	[1]	3,626	[2]	3,842	[1]
Investment securities
Investment securities	[2]	4,700		4,412		4,679
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	4,608		5,039		4,298
Investment securities
Investment securities		3,490	[2]	4,007	[2]	3,218	[3]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	100		48		63
Investment securities
Investment securities		2,019	[2]	2,238	[2]	2,175	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	9,106		8,059		9,559
Investment securities
Investment securities		26,261	[2]	27,998	[2]	26,605	[3]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	9,070		9,191		9,185
Investment securities
Investment securities		1,406	[2]	1,108	[2]	1,319	[3]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	71		123		160
Investment securities
Investment securities		233	[2]	233	[2]	218	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[1]	1,748		1,432		1,051
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,923		12,568		13,124
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		26,027		16,833		18,293
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,273		3,964		3,513
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		487		342		245
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,602		6,585		6,921
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,835		13,494		13,148
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27,261		17,374		18,171
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,904		3,069		4,737
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27		26		30
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		8,553		5,341		5,789
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[1]	4		5		41
Investment securities
Investment securities		1,558	[2]	1,495	[2]	1,348	[3]
Derivative financial instruments
Derivative Financial Assets		45		29		22
Liabilities:
Financial liabilities designated at fair value through profit or loss		87		137		139
Obligations related to securities sold short		2		2
Derivative financial instruments
Derivative Financial Liabilities		19		29		21
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities		17	[2]	18	[2]	17	[3]
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	1		2		40
Investment securities
Investment securities		60	[2]	24	[2]	27	[3]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	3		3		1
Investment securities
Investment securities		1,481	[2]	1,453	[2]	1,304	[3]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8		2		1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		26		20		21
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11		7
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		7		17		15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6		4		$ 6
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 6		$ 8

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $16,699 (January 31, 2022 – $17,576).
[3]	Excludes debt investment securities measured at amortized cost of $18,157.
[4]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.